Financial risk management and financial instruments - Significant Exchange Rates (Details)	12 Months Ended
	Jun. 30, 2020 R / $	Jun. 30, 2020 R / $ R / €	Jun. 30, 2019 R / $	Jun. 30, 2019 R / $ R / €	Jun. 30, 2020 R / €	Jun. 30, 2019 R / €
Financial risk management and financial instruments
Average rate	15.69	17.34	14.20	16.19
Closing rate	17.33	17.33	14.08	14.08	19.46	16.01